Reconciliation of Income Tax Expense on Pretax Income at Statutory Rate and Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Income Taxes [Line Items]
Cayman statutory rate
Tax on pretax income at statutory rate	8,142	7,859	396
Tax-exempt income	(5,149)	(3,477)	(1,021)
Permanent differences	861	1,919	216
Temporary differences	(2,290)	(622)	2,293
Alternative minimum tax	4,340	2,804	751
Income tax (10%) on undistributed earnings	2,631	2,277	147
Net changes in income tax credit	5,518	252	(4,100)
Net changes in valuation allowance of deferred income tax assets	(3,879)	(1,830)	2,002
Net operating loss carryforwards	604	341	102
Liabilities related to unrealized tax benefits	832	(736)	(1,331)
Adjustment of prior years' taxes and others	(4,494)	(3,040)	26
Income tax expense (benefit)	$ 7,116	$ 5,747	$ (519)